Document and Entity Information	Jul. 19, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	FAZE HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40083
Entity Tax Identification Number	85-2081659
Entity Address, Address Line One	720 N. Cahuenga Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	818
Local Phone Number	688-6373
Entity Information, Former Legal or Registered Name	B. Riley Principal 150 Merger Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001839360
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
Common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Trading Symbol	FAZE
Title of 12(b) Security	Common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock [Member]
Document And Entity Information [Line Items]
Trading Symbol	FAZEW
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Security Exchange Name	NASDAQ